Supplement to the
Fidelity® Corporate Bond ETF
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the “Management Contract” section under the heading “Management Fee.”

On April 1, 2018, Fidelity Investments Money Management, Inc. (FIMM) reduced the management fee rate paid by the fund from 0.45% to 0.36%. For the services of FIMM under the management contract, the fund pays FIMM a monthly management fee at the annual rate of 0.36% of the fund's average net assets throughout the month. The management fee paid to FIMM by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

T12B-18-01 1.9862950.102	April 1, 2018

Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the “Management Contract” section under the heading “Management Fee.”

On April 1, 2018, Fidelity Investments Money Management, Inc. (FIMM) reduced the management fee rate paid by the fund from 0.45% to 0.36%. For the services of FIMM under the management contract, the fund pays FIMM a monthly management fee at the annual rate of 0.36% of the fund's average net assets throughout the month. The management fee paid to FIMM by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

T13B-18-01 1.9862951.101	April 1, 2018

Supplement to the
Fidelity® Total Bond ETF
December 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the “Management Contract” section under the heading “Management Fee.”

On April 1, 2018, Fidelity Investments Money Management, Inc. (FIMM) reduced the management fee rate paid by the fund from 0.45% to 0.36%. For the services of FIMM under the management contract, the fund pays FIMM a monthly management fee at the annual rate of 0.36% of the fund's average net assets throughout the month. The management fee paid to FIMM by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

T14B-18-01 1.9862952.104	April 1, 2018